Operating leases	12 Months Ended
Dec. 31, 2010
Operating leases
Operating leases

19.       Operating leases

We lease certain computer and communications equipment, transportation equipment and other property through operating leases. Total rental expense for operating leases was $359 million, $381 million, and $402 million for 2010, 2009 and 2008, respectively.

Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,

(Millions of dollars)

2011	2012	2013	2014	2015	Thereafter	Total
$284	$228	$177	$156	$124	$379	$1,348